Investments in subsidiaries (Tables)	12 Months Ended
Sep. 30, 2024
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Aeyon	Others	Total
	$	$	$
Current assets	34,206	17,696	51,902
PP&E (Note 6)	1,029	349	1,378
Right-of-use assets (Note 7)	1,073	1,268	2,341
Intangible assets[1] (Note 9)	101,856	22,543	124,399
Goodwill[2] (Note 12)	397,406	42,055	439,461
Current liabilities	(54,728)	(15,307)	(70,035)
Long-term debt (Note 28c)	(162,146)	—	(162,146)
Lease liabilities	(1,073)	(1,268)	(2,341)
	317,623	67,336	384,959
Cash acquired	218	5,072	5,290
Net assets acquired	317,841	72,408	390,249

Consideration paid	317,841	65,414	383,255
Consideration payable	—	6,994	6,994
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is deductible for tax purposes.